Other Current Assets and Other Current Financial Assets - Other Current Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets [abstract]
Prepaid expenses	$ 3,953	$ 3,115
Agreements with customers	208	111
Licenses	247	218
Assets classified as held for sale	27	10
Other	43	77
Other current assets	$ 4,478	$ 3,531